Note 4	9 Months Ended
Jul. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]	4. Accumulated depreciation at July 31, 2012 and October 31, 2011 amounted to $76.6 million and $75.4 million, respectively, for our homebuilding property, plant and equipment.